      ------------------------------------------------------------------
[LOGO]                      The Legends Fund, Inc.


                              Semi-Annual Report


                               December 31, 1998

                            The Legends Fund, Inc.


                              Semi-Annual Report


                               December 31, 1998

                                   Contents

President's Letter..................................................1
Financial Statements, Financial Highlights, and Schedules of
   Investments:
      Harris Bretall Sullivan & Smith Equity Growth Portfolio.......2
      Scudder Kemper Value Portfolio................................6
      Zweig Asset Allocation Portfolio.............................11
      Zweig Equity (Small Cap) Portfolio...........................17
Notes to Financial Statements......................................25




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                        THE LEGENDS FUND, INC.
------------------------------------------------------------------------------

This 1998 Semi-Annual Report highlights the most recent reporting periods for the Legends Fund, Inc. (the "Fund"). I'd like to personally thank all of our investors and extend a welcome to those who have joined us since the previous report.

Total returns for each of the Fund's portfolios for the six months and year ended December 31, 1998, respectively, are listed below:

                                                      Six Months Ended       Year Ended
Portfolio                                             December 31, 1998   December 31, 1998
-------------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth              16.89%               35.65%
Scudder Kemper Value                                        7.65%               18.41%
Zweig Asset Allocation                                     (8.69%)              (2.05%)
Zweig Equity (Small Cap)                                   (8.19%)              (0.61%)

In addition, we hope you'll find the detailed information on the holdings of each portfolio in the other enclosed financial information helpful.

As you know, 1998 proved to be a challenging year in some segments of the investment world. While the evening news tends to focus on the short-term, the portfolios in the Fund span a spectrum of choices intended for use in your long-term planning. We are confident that the portfolios available will continue to be valuable tools to help you meet your objectives.

Thank you for your continued confidence. If you have any questions, please feel free to contact us at your convenience.

Sincerely,


/s/ Edward J. Haines
Edward J. Haines
President
The Legends Fund, Inc

           Harris Bretall Sullivan & Smith Equity Growth Portfolio

                     Statement of Assets and Liabilities

                        December 31, 1998 (Unaudited)

ASSETS
   Investments in securities, at value (cost $24,773,617)--See accompanying schedule     $45,417,792
   Dividends and interest receivable                                                          16,284
   Receivable for capital shares sold                                                        147,372
                                                                                         -----------
      Total assets                                                                        45,581,448

LIABILITIES
   Accounts payable and accrued expenses                                                      37,858
   Payable for repurchased capital stock                                                         372
                                                                                         -----------
      Total liabilities                                                                       38,230
                                                                                         -----------
NET ASSETS                                                                               $45,543,218
                                                                                         -----------
                                                                                         -----------
Net Assets consist of:
   Paid-in capital                                                                       $25,998,336
   Accumulated undistributed net realized loss on investments                             (1,099,293)
   Net unrealized appreciation on investment securities                                   20,644,175
                                                                                         -----------
NET ASSETS, for 2,026,078 shares outstanding                                             $45,543,218
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, offering and redemption price per share                                 $     22.48
                                                                                         -----------
                                                                                         -----------

                             Statement of Operations

                 Six Months Ended December 31, 1998 (Unaudited)

INVESTMENT INCOME
   Dividends                                                                             $   126,356
   Interest                                                                                   19,932
                                                                                         -----------
      Total investment income                                                                146,288

EXPENSES
   Investment advisory and management fees                                                   120,701
   Custody and accounting fees                                                                51,120
   Professional fees                                                                           4,109
   Directors' fees and expenses                                                                2,469
   Other expenses                                                                              4,408
                                                                                         -----------
      Total expenses                                                                         182,807
                                                                                         -----------
Net investment loss                                                                          (36,519)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                                         (861,003)
   Change in unrealized appreciation on investment securities                              7,553,506
                                                                                         -----------
Net gain on investments                                                                    6,692,503
                                                                                         -----------
Net increase in net assets resulting from operations                                      $6,655,984
                                                                                         -----------
                                                                                         -----------

SEE ACCOMPANYING NOTES

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                       Statement of Changes in Net Assets

                                                           SIX MONTHS ENDED
                                                             DECEMBER 31,
                                                                 1998             YEAR ENDED
                                                             (UNAUDITED)         JUNE 30, 1998
                                                           -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment                                            $   (36,519)       $     (3,025)
   Net realized gain (loss) on investments                      (861,003)          3,870,031
   Change in net unrealized appreciation                       7,553,506           4,234,149
                                                             -------------------------------
      Net increase in net assets resulting from operations     6,655,984           8,101,155

Distributions to shareholders from:
   Net investment income                                               -             (35,592)
   Net realized gain                                          (4,108,321)         (2,143,586)
                                                             -------------------------------
      Total distributions to shareholders                     (4,108,321)         (2,179,178)

Capital share transactions:
   Proceeds from sales of shares                               5,065,793          12,618,333
   Proceeds from reinvested distributions                      4,108,321           2,179,178
   Cost of shares redeemed                                    (3,840,447)        (11,872,273)
                                                             -------------------------------
      Net increase in net assets resulting from share
        transactions                                           5,333,667           2,925,238
                                                             -------------------------------
Total increase in net assets                                   7,881,330           8,847,215

NET ASSETS
Beginning of period                                           37,661,888          28,814,673
                                                             -------------------------------
End of period                                                $45,543,218        $ 37,661,888
                                                             -------------------------------
                                                             -------------------------------
OTHER INFORMATION
Shares:
   Sold                                                          251,312             650,111
   Issued through reinvestment of distributions                  180,671             118,950
   Redeemed                                                     (189,898)           (629,133)
                                                             -------------------------------
      Net increase                                               242,085             139,928
                                                             -------------------------------
                                                             -------------------------------
SEE ACCOMPANYING NOTES

                 Harris Bretall Sullivan & Smith Equity Growth Portfolio

                                  Financial Highlights

                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,               YEAR ENDED JUNE 30,
                                           1998    ------------------------------------------------
                                       (UNAUDITED)      1998     1997     1996     1995     1994
                                       ------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
  of period                             $ 21.11       $ 17.53  $ 14.49  $ 12.85 $  9.36  $  9.71
Income from investment operations:
   Net investment income (loss)           (0.02)           --(a)  0.02       --(a) 0.01    (0.02)(b)
   Net realized and unrealized
     gain (loss) on investments            3.61          4.90     4.13     1.74    3.48    (0.33)
                                       ------------------------------------------------------------
   Total from investment operations        3.59          4.90     4.15     1.74    3.49    (0.35)
Less distributions:
   From net investment income                --         (0.02)      --(a) (0.01)     --       --
   From net realized gain                 (2.22)        (1.30)   (1.11)   (0.09)     --       --
                                       ------------------------------------------------------------
   Total distributions                    (2.22)        (1.32)   (1.11)   (0.10)     --       --
                                       ------------------------------------------------------------
Net asset value, end of period          $ 22.48       $ 21.11  $ 17.53  $ 14.49 $ 12.85     9.36
                                       ------------------------------------------------------------
                                       ------------------------------------------------------------
TOTAL RETURN                              16.89% (c)    29.11%   30.23%   13.59%  37.29%   (3.60%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in thousands)                       $37,510       $37,662  $28,815  $23,810 $16,393  $10,693
Ratio of expenses to average
   net assets                              0.97% (d)     0.95%    1.03%    1.04%   1.05%    1.29%
Ratio of net investment income
   (loss) to average net assets           (0.19%)(d)    (0.01%)   0.14%    0.03%   0.13%   (0.17%)
Portfolio turnover rate                      15% (c)       57%      46%      58%     31%      38%

(a)  Less than $0.01 per share.

(b) Net investment loss per share has been calculated using the weighted monthly average number of shares outstanding.

(c)  Not annualized.

(d)  Annualized.

            Harris Bretall Sullivan & Smith Equity Growth Portfolio

                            Schedule of Investments

                               December 31, 1998

                                                      NUMBER
                                                     OF SHARES     VALUE
                                                     ---------  -----------
COMMON STOCKS (99.7%)

BASIC CHEMICAL PLASTICS & SYNTHETICS (16.8%)
  Abbot Laboratories                                  20,400    $   999,600
  Bristol-Meyers Squibb Company                        7,300        976,831
  Colgate-Palmolive Company                            9,300        863,738
  Gillette Company                                    18,700        903,444
  Merck & Co., Inc.                                    6,700        989,506
  Pfizer, Inc.                                         7,800        978,413
  Schering-Plough                                     19,400      1,071,850
  The Proctor & Gamble Company                         8,900        812,681
                                                                -----------
                                                                  7,596,063
BUSINESS SERVICES (14.4%)
  America Online, Inc.                                14,800      2,142,300
  Autodesk, Inc.                                      19,000        810,469
  Automatic Data Processing, Inc.                     11,500        922,156
  Microsoft Corporation*                              11,000      1,523,844
  The Interpublic Group of Companies, Inc.            13,800      1,100,550
                                                                -----------
                                                                  6,499,319

COMMUNICATIONS (2.5%)
  MCI WorldCom, Inc.*                                 16,000      1,148,500

DEPOSITORY INSTITUTIONS (4.6%)
  BankAmerica Corporation                             10,071        605,519
  Citigroup, Inc.                                     13,750        680,625
  Wells Fargo Company                                 21,000        838,687
                                                                -----------
                                                                  2,124,831

ELECTRICAL & ELECTRONIC MACHINERY (8.1%)
  General Electric Company                            13,900      1,418,669
  Intel Corporation                                   11,300      1,339,403
  Lucent Technologies, Inc.                            8,500        935,000
                                                                -----------
                                                                  3,693,072
FABRICATED METAL PRODUCTS (1.8%)
  Illinois Tool Works, Inc.                           14,400        835,200

FOOD & KINDRED PRODUCTS (1.8%)
  The Coca-Cola Company                               12,500        835,937

GENERAL MERCHANDISE STORES (5.2%)
  Dayton Hudson Corporation                           19,700      1,068,725
  Wal-Mart Stores, Inc.                               16,100      1,311,144
                                                                -----------
                                                                  2,379,869

INDUSTRIAL MACHINERY & EQUIPMENT (12.1%)
  Applied Materials, Inc.*                            26,700      1,140,591
  Cisco Systems, Inc.*                                15,750      1,462,289
  Compaq Computer Corporation                         29,900      1,253,931
  Dell Computer Corporation*                          12,000        878,625
  EMC Corporation*                                     9,000        765,000
                                                                -----------
                                                                  5,500,436

INSTRUMENTS & RELATED PRODUCTS (2.2%)
  Medtronic, Inc.                                     13,600      1,009,800

INSURANCE CARRIERS (2.0%)
  American International Group, Inc.                   9,187        887,694

                                                      NUMBER
                                                     OF SHARES     VALUE
                                                     ---------  -----------
COMMON STOCK (continued)

MISC. MANUFACTURING INDUSTRIES (3.5%)
  Mattel, Inc.                                        20,800    $   474,500
  Tyco International Ltd.                             14,500      1,093,844
                                                                -----------
                                                                  1,568,344
MOTION PICTURES (1.3%)
  The Walt Disney Company                             18,900        567,000

PRINTING & PUBLISHING (2.4%)
  Time Warner, Inc.                                   17,600      1,092,300

RETAIL-BUILDING MATERIAL HARDWARE (3.0%)
  The Home Depot, Inc.                                22,000      1,346,125

RETAIL-FOOD STORES (4.4%)
  Starbucks Corporation*                              17,800        996,800
  The Kroger Co.*                                     16,600      1,004,300
                                                                -----------
                                                                  2,001,100

SECURITY & COMMODITY BROKERS (7.6%)
  Merrill Lynch & Co., Inc.                            9,100        607,425
  Morgan Stanley, Dean Witter,
    Discover and Company                              13,800        979,800
  The Charles Schwab Corporation                      33,000      1,854,188
                                                                -----------
                                                                  3,441,413
TRANSPORTATION BY AIR (1.4%)
  AMR Corporation*                                    10,300        611,562

WHOLESALE TRADE-DURABLE GOODS (2.0%)
  Johnson & Johnson                                   11,100        931,012

WHOLESALE TRADE-NONDURABLE GOODS (2.6%)
  Safeway, Inc.*                                      19,600      1,194,374
                                                                -----------

TOTAL COMMON STOCKS (Cost $24,619,776)                           45,263,951

SHORT-TERM SECURITIES (0.3%)
                                        Principal
                                         Amount
                                        ---------
Repurchase Agreement (0.3%)
  State Street Bank, 3.50%, due 1/4/1999
  (Dated 12/31/1998, collateralized by U.S.
  Treasury Note, 5.250%, due 1/31/2001, value
  $159,650)                                         $153,841        153,841
                                                                -----------

TOTAL SHORT TERM SECURITIES (Cost $153,841)                         153,841
                                                                -----------

TOTAL INVESTMENTS (100.0%) (Cost $24,773,617)                   $45,417,792
                                                                -----------
                                                                -----------

*Non-income producing.

OTHER INFORMATION:
Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1998, aggregated $6,797,299 and $5,413,058, respectively. At December 31, 1998, net unrealized appreciation for tax purposes aggregated $20,644,175, of which $20,983,680 related to appreciated investment securities and $339,505 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

                         Scudder Kemper Value Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1998 (Unaudited)

ASSETS
   Investment in securities, at value (cost $40,069,565)--See accompanying schedule      $48,760,787
   Dividends and interest receivable                                                          60,975
   Receivable for capital shares sold                                                         27,652
                                                                                         -----------
      Total assets                                                                        48,849,414

LIABILITIES
   Payable for investment securities purchased                                               946,082
   Accounts payable and accrued expenses                                                      42,589
                                                                                         -----------
      Total liabilities                                                                      988,671
                                                                                         -----------
NET ASSETS                                                                               $47,860,743
                                                                                         -----------
                                                                                         -----------
Net Assets consist of:
   Paid-in capital                                                                       $36,469,887
   Undistributed net investment income                                                       359,968
   Accumulated undistributed net realized gain on investments                              2,339,666
   Net unrealized appreciation on investment securities                                    8,691,222
                                                                                         -----------
NET ASSETS, for 2,379,765 shares outstanding                                             $47,860,743
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, offering and redemption price per share                                 $     20.11
                                                                                         -----------
                                                                                         -----------
                            Statement of Operations

                 Six Months Ended December 31, 1998 (Unaudited)

INVESTMENT INCOME
   Dividends                                                                             $   489,962
   Interest                                                                                   84,622
                                                                                         -----------
      Total investment income                                                                574,584

EXPENSES
   Investment advisory and management fees                                                   143,284
   Custody and accounting fees                                                                60,726
   Professional fees                                                                           3,730
   Directors' fees and expenses                                                                2,469
   Other expenses                                                                              4,408
                                                                                         -----------
      Total expenses                                                                         214,617
                                                                                         -----------
Net investment income                                                                        359,967

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                        2,339,666
   Change in unrealized appreciation on investment securities                                673,768
                                                                                         -----------
Net gain on investments                                                                    3,013,434
                                                                                         -----------
Net increase in net assets resulting from operations                                     $ 3,373,401
                                                                                         -----------
                                                                                         -----------

SEE ACCOMPANYING NOTES.

                        Scudder Kemper Value Portfolio

                      Statement of Changes in Net Assets

                                                                 SIX MONTHS
                                                                    ENDED
                                                                DECEMBER 31,
                                                                    1998           YEAR ENDED
                                                                 (UNAUDITED)     JUNE 30, 1998
                                                                ------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                         $    359,967     $   591,315
  Net realized gain on investments                                 2,339,666       4,706,677
  Change in net unrealized appreciation                              673,768       2,439,355
                                                                ----------------------------
    Net increase in net assets resulting from operations           3,373,401       7,737,347

Distributions to shareholders from:
  Net investment income                                             (591,314)       (408,549)
  Net realized gain                                               (4,706,677)     (5,723,007)
                                                                ----------------------------
    Total distributions to shareholders                           (5,297,991)     (6,131,556)

Capital share transactions:
  Proceeds from sales of shares                                    9,343,463      16,280,118
  Proceeds from reinvested distributions                           5,297,991       6,131,556
  Cost of shares redeemed                                        (11,292,003)     (8,512,037)
                                                                ----------------------------
    Net increase in net assets resulting from share
      transactions                                                 3,349,451      13,899,637
                                                                ----------------------------

Total increase in net assets                                       1,424,861      15,505,428

NET ASSETS
Beginning of period                                               46,435,882      30,930,454
                                                                ----------------------------

End of period (including undistributed net
  investment income of $359,968 and $591,315,
  respectively)                                                 $ 47,860,743     $46,435,882
                                                                ----------------------------
                                                                ----------------------------

OTHER INFORMATION
Shares:
  Sold                                                               450,731         798,312
  Issued through reinvestment of distributions                       264,302         327,252
  Redeemed                                                          (544,617)       (415,791)
                                                                ----------------------------
    Net increase                                                     170,416         709,773
                                                                ----------------------------
                                                                ----------------------------

SEE ACCOMPANYING NOTES

                        Scudder Kemper Value Portfolio

                             Financial Highlights

                                      SIX MONTHS
                                         ENDED
                                      DECEMBER 31,                       YEAR ENDED JUNE 30,
                                         1998         ------------------------------------------------------
                                     (UNAUDITED)        1998        1997        1996        1995       1994
                                     -----------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
  of period                            $ 21.02        $ 20.63     $ 16.17     $ 12.59     $ 10.66     $10.45
Income from investment operations:
  Net investment income                   0.16           0.26        0.26        0.18        0.26       0.12
  Net realized and unrealized
    gain (loss) on investments            1.44           4.08        5.04        3.70        1.85       0.17
                                     -----------------------------------------------------------------------
  Total from investment
    operations                            1.60           4.34        5.30        3.88        2.11       0.29

Less distributions:
  From net investment income             (0.28)         (0.26)      (0.19)      (0.19)      (0.14)     (0.08)
  From net realized gain                 (2.23)         (3.69)      (0.65)      (0.11)      (0.04)        --
                                     -----------------------------------------------------------------------
  Total distributions                    (2.51)         (3.95)      (0.84)      (0.30)      (0.18)     (0.08)
                                     -----------------------------------------------------------------------

Net asset value, end of period         $ 20.11        $ 21.02     $ 20.63     $ 16.17     $ 12.59     $10.66
                                     -----------------------------------------------------------------------
                                     -----------------------------------------------------------------------

TOTAL RETURN                              7.65%(a)      23.36%      33.78%      31.22%      19.98%      2.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                       $47,861        $46,436     $30,930     $19,705     $10,877     $8,952
Ratio of expenses to average
  net assets                              0.96%(b)       0.94%       1.05%       1.06%       1.13%      1.40%
Ratio of net investment income
  to average net assets                   1.60%(b)       1.58%       1.62%       1.65%       1.98%      1.98%
Ratio of expenses to average net
  assets before voluntary
  expense reimbursement                   0.96%(b)       0.94%       1.05%       1.07%       1.13%      1.61%
Ratio of net investment income
  to average net assets before
  voluntary expense
  reimbursement                           1.60%(b)       1.58%       1.62%       1.64%       1.98%      1.76%
Portfolio turnover rate                     15%(a)         57%         88%         18%         29%         9%

(a)  Not annualized.

(b)  Annualized.

                           Scudder Kemper Value Portfolio

                               Schedule of Investments

                                  December 31, 1998

                                                        NUMBER
COMMON STOCKS (92.3%)                                 OF SHARES     VALUE
                                                      ---------     -----
APPAREL & OTHER FINISHED PRODUCTS (2.5%)
  VF Corporation                                       25,600     $ 1,200,000

BASIC CHEMICAL PLASTICS & SYNTHETICS (4.4%)
  Dow Chemical Company                                  5,500         500,156
  Eastman Chemical Company                              5,600         250,600
  International Flavors & Fragrances, Inc.             11,000         486,063
  Praxair, Inc.                                        26,000         916,500
                                                                  -----------
                                                                    2,153,319
COMMUNICATIONS (1.0%)
  GTE Corporation                                       7,400         481,000

DEPOSITORY INSTITUTIONS (14.7%)
  BankAmerica Corporation                              25,616       1,540,162
  Bankers Trust Corporation                            10,000         854,375
  First Union Corporation                              20,300       1,234,494
  J.P. Morgan & Company, Inc.                           1,700         178,606
  PNC Bank Corporation                                 19,210       1,039,741
  Washington Mutual, Inc.                              35,388       1,351,379
  Wells Fargo Company                                  24,300         970,481
                                                                  -----------
                                                                    7,169,238
EATING & DRINKING PLACES (3.5%)
  McDonald's Corporation                                5,000         383,125
  Wendy's International, Inc.                          60,000       1,308,750
                                                                  -----------
                                                                    1,691,875
ELECTRICAL & ELECTRONIC MACHINERY (2.7%)
  AMP, Inc.                                            25,500       1,327,594

FABRICATED METAL PRODUCTS (1.0%)
  Crown Cork & Seal Company, Inc.                      16,000         493,000

FORESTRY (3.4%)
  Georgia Pacific Timber Group                         60,000       1,428,750
  Georgia Pacific Group                                 4,000         234,250
                                                                  -----------
                                                                    1,663,000
GENERAL MERCHANDISE STORES (1.9%)
  J. C. Penney Company, Inc.                            9,800         459,375
  Sears, Roebuck and Company                           11,000         467,500
                                                                  -----------
                                                                      926,875
INDUSTRIAL MACHINERY & EQUIPMENT (7.7%)
  Diebold, Inc.                                        39,000       1,391,813
  Hewlett-Packard Company                              12,900         881,231
  Minnesota Mining and Manufacturing Co.               10,900         775,262
  Pitney Bowes, Inc.                                   10,500         693,656
                                                                  -----------
                                                                    3,741,962

                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
                                                      ---------      -----
INSTRUMENTS & RELATED PRODUCTS (5.4%)
  Baxter International, Inc.                            8,600     $   553,087
  C. R. Bard, Inc.                                     15,800         782,100
  Raytheon Company                                     15,000         798,750
  Xerox Corporation                                     4,000         472,000
                                                                  -----------
                                                                    2,605,937
INSURANCE CARRIERS (2.6%)
  American General Corporation                         16,500       1,287,000

LUMBER & WOOD PRODUCTS (2.1%)
  Louisiana-Pacific Corporation                        56,700       1,038,319

NONDEPOSITORY INSTITUTIONS (9.8%)
  Fannie Mae                                           31,600       2,338,400
  Freddie Mac                                          37,800       2,435,738
                                                                  -----------
                                                                    4,774,138
OIL & GAS EXTRACTION (4.1%)
  Atlantic Richfield Company (ARCO)                    20,000       1,305,000
  Burlington Resources, Inc.                           20,000         716,250
                                                                  -----------
                                                                    2,021,250

PAPER & ALLIED PRODUCTS (4.1%)
  Sonoco Products Company                              38,500       1,140,563
  Union Camp Corporation                               13,000         877,500
                                                                  -----------
                                                                    2,018,063
PETROLEUM & COAL PRODUCTS (8.5%)
  Amoco Corporation                                    37,600       2,270,100
  Chevron Corporation                                  11,400         945,487
  Exxon Corporation                                    12,700         928,688
                                                                  -----------
                                                                    4,144,275
PRIMARY METAL INDUSTRIES (2.4%)
  Nucor Corporation                                    27,000       1,167,750

RAILROAD TRANSPORTATION (0.9%)
  Burlington Northern Santa Fe Corp.                   12,600         425,250

TOBACCO MANUFACTURERS OR CIGAR (4.4%)
  Philip Morris Companies, Inc.                        39,800       2,129,300

TRANSPORTATION BY AIR (1.3%)
  FDX Corporation*                                      7,200         640,800

TRANSPORTATION EQUIPMENT  (3.0%)
  Ford Motor Company                                   25,000       1,467,188

WHOLESALE-TRADE-NONDURABLE GOODS (0.9%)
  Du Pont (E.I.) de Nemours and Co.                     8,400         445,725
                                                                  -----------
TOTAL COMMON STOCKS (Cost $36,321,636)                             45,012,858

                           Scudder Kemper Value Portfolio

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                      ------          -----
SHORT-TERM SECURITIES (7.7%)

Repurchase Agreement (7.7%)
  State Street Bank, 3.50%, due 1/4/1999
   (Dated 12/31/1998, collateralized by U.S.
   Treasury Note, 10.375% due 11/15/2009,
   value $3,824,850)                               $3,747,929       3,747,929
                                                                  -----------
TOTAL SHORT-TERM SECURITIES (Cost $3,747,929)                       3,747,929
                                                                  -----------
TOTAL INVESTMENTS (100.0%) (Cost $40,069,565)                     $48,760,787
                                                                  -----------
                                                                  -----------

* Non-income producing.

OTHER INFORMATION:
Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1998, aggregated $6,719,798 and $6,257,738 respectively. At December 31, 1998, net unrealized appreciation for tax purposes aggregated $8,691,222 of which $9,942,960 related to appreciated investment securities and $1,251,738 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1998 (Unaudited)

ASSETS
  Investment in securities, at value (cost $34,618,295)--
    See accompanying schedule                                        $37,824,961
  Dividends and interest receivable                                       63,498
  Receivable for investment securities sold                            2,707,280
                                                                     -----------
      Total assets                                                    40,595,739

LIABILITIES
  Payable for investment securities purchased                          3,004,285
  Cash overdraft                                                           1,062
  Accounts payable and accrued expenses                                   52,802
  Payable for repurchased capital stock                                   27,811
                                                                     -----------
      Total liabilities                                                3,085,960
                                                                     -----------

NET ASSETS                                                           $37,509,779
                                                                     -----------
                                                                     -----------

Net Assets consist of:
  Paid-in capital                                                    $30,180,198
  Undistributed net investment income                                    227,034
  Accumulated undistributed net realized gain on investments           3,844,637
  Net unrealized appreciation on investment securities                 3,257,910
                                                                     -----------

NET ASSETS, for 2,827,906 shares outstanding                         $37,509,779
                                                                     -----------
                                                                     -----------

NET ASSET VALUE, offering and redemption price per share             $     13.26
                                                                     -----------
                                                                     -----------

                            Statement of Operations

                 Six Months Ended December 31, 1998 (Unaudited)

INVESTMENT INCOME
  Dividends (net foreign taxes withheld of $6,486)                   $   301,562
  Interest                                                               164,271
                                                                     -----------
      Total investment income                                            465,833

EXPENSES
  Investment advisory and management fees                                174,158
  Custody and accounting fees                                             53,128
  Professional fees                                                        4,635
  Directors' fees and expenses                                             2,469
  Other expenses                                                           4,409
                                                                     -----------
      Total expenses                                                     238,799
                                                                     -----------
Net investment income                                                    227,034

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on:
    Investments securities                                             3,206,753
    Futures contracts                                                    593,584
                                                                     -----------
      Net realized gain                                                3,800,337

  Change in unrealized appreciation (depreciation) on:
    Investment securities                                             (8,436,348)
    Futures contracts                                                     95,543
                                                                     -----------
      Net unrealized depreciation                                     (8,340,805)
                                                                     -----------
Net loss on investments                                               (4,540,468)
                                                                     -----------

Net decrease in net assets resulting from operations                 $(4,313,434)
                                                                     -----------
                                                                     -----------

SEE ACCOMPANYING NOTES

                        Zweig Asset Allocation Portfolio

                       Statement of Changes in Net Assets

                                                           SIX MONTHS
                                                              ENDED
                                                           DECEMBER 31,
                                                               1998         YEAR ENDED
                                                           (UNAUDITED)    JUNE 30, 1998
                                                           ----------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                    $   227,034     $   365,323
  Net realized gain on investments                           3,800,337       6,354,477
  Change in net unrealized appreciation (depreciation)      (8,340,805)      1,999,669
                                                           ----------------------------
    Net increase (decrease) in net assets resulting
      from operations                                       (4,313,434)      8,719,469

Distributions to shareholders from:
  Net investment income                                       (365,323)       (529,058)
  Net realized gain                                         (6,048,315)             --
                                                           ----------------------------
    Total distributions to shareholders                     (6,413,638)       (529,058)

Capital share transactions:
  Proceeds from sales of shares                                932,523       4,280,221
  Proceeds from reinvested distributions                     6,413,638         529,058
  Cost of shares redeemed                                   (6,559,520)     (8,397,497)
                                                           ----------------------------
    Net increase (decrease) in net assets resulting
      from share transactions                                  786,641      (3,588,218)
                                                           ----------------------------

Total increase (decrease) in net assets                     (9,940,431)      4,602,193

NET ASSETS
Beginning of period                                         47,450,210      42,848,017
                                                           ----------------------------

End of period (including undistributed net investment
  income of $227,034 and $365,323, respectively)           $37,509,779     $47,450,210
                                                           ----------------------------
                                                           ----------------------------

OTHER INFORMATION
Shares:
  Sold                                                          60,364         258,491
  Issued through reinvestment of distributions                 488,855          32,534
  Redeemed                                                    (424,146)       (517,480)
                                                           ----------------------------
    Net increase (decrease)                                    125,073        (226,455)
                                                           ----------------------------
                                                           ----------------------------

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                              Financial Highlights

                                           SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                       YEAR ENDED JUNE 30,
                                              1998        -------------------------------------------------------
                                          (UNAUDITED)       1998        1997        1996        1995        1994
                                          -----------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
  of period                                 $ 17.56       $ 14.63     $ 14.11     $ 13.02     $ 11.44     $ 10.81
Income (loss) from investment operations:
  Net investment income                        0.11          0.14        0.19        0.21        0.33        0.10
  Net realized and unrealized
    gain (loss) on investments                (1.67)         2.97        2.20        1.21        1.33        0.58
                                          -----------------------------------------------------------------------
  Total from investment
    operations                                (1.56)         3.11        2.39        1.42        1.66        0.68

Less distributions:
  From net investment income                  (0.16)        (0.18)      (0.22)      (0.33)      (0.08)      (0.05)
  From net realized gain                      (2.58)           --       (1.65)         --          --          --
                                          -----------------------------------------------------------------------
  Total distributions                         (2.74)        (0.18)      (1.87)      (0.33)      (0.08)      (0.05)
                                          -----------------------------------------------------------------------

Net asset value, end of period              $ 13.26       $ 17.56     $ 14.63     $ 14.11     $ 13.02     $ 11.44
                                          -----------------------------------------------------------------------
                                          -----------------------------------------------------------------------

TOTAL RETURN                                  (8.69%)(a)    21.38%      18.63%      11.06%      14.57%       6.27%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                            $37,510       $47,450     $42,848     $40,222     $36,736     $31,563
Ratio of expenses to average
  net assets                                   1.25%(b)      1.18%       1.28%       1.25%       1.20%       1.39%
Ratio of net investment income
  to average net assets                        1.16%(b)      0.80%       1.29%       1.55%       2.73%       1.67%
Portfolio turnover rate                          65%(a)        65%         89%        105%         45%        101%

(a)  Not annualized.

(b)  Annualized.

                            Zweig Asset Allocation Portfolio

                                 Schedule of Investments

                                   December 31, 1998

                                                        NUMBER
COMMON STOCKS (83.6%)                                 OF SHARES     VALUE
                                                      ---------     -----
APPARELL & OTHER FINISHED PRODUCTS (0.9%)
  Tommy Hilfiger Corporation (a)                       3,300       $198,000
  VF Corporation                                       3,400        159,375
                                                                -----------
                                                                    357,375
BASIC CHEMICAL PLASTICS & SYNTHETIC (1.6%)
  Amgen, Inc. (a)                                      3,200        334,400
  Eil Lilly and Company                                  700         62,212
  The B.F. Goodrich Company                            4,000        143,500
  The Estee Lauder Companies, Inc.                       800         68,400
                                                                -----------
                                                                    608,512
BUSINESS SERVICES (4.5%)
  Affiliated Computer Services, Inc. (a)               1,400         63,000
  America Online, Inc.                                 1,800        260,550
  American Management Systems, Inc. (a)                1,700         68,106
  Check Point Software Technologies Ltd.               1,500         68,578
  Citrix Systems, Inc. (a)                               700         67,922
  Comdisco, Inc.                                       3,500         59,062
  Computer Associates International, Inc.              1,300         55,412
  Compuware Corporation (a)                              900         70,284
  HBO & Company                                        2,300         66,053
  Legato Systems, Inc. (a)                             1,100         72,497
  Microsoft Corporation (a)                              400         55,413
  Oracle Corporation (a)                              10,100        435,878
  Rational Software Corporation (a)                    2,400         63,600
  Sterling Software, Inc. (a)                          9,400        254,388
  VERITAS Software Corporation (a)                       900         53,888
                                                                -----------
                                                                  1,714,631
COMMUNICATIONS (2.5%)
  AT & T Corporation                                   3,500        263,375
  Century Telephone Enterprises, Inc.                  1,000         67,500
  Sprint Corporation (FON Group)                       3,600        302,850
  Tele Danmark A/S                                     1,000         67,875
  Telefonos de Mexico SA                               5,100        248,306
                                                                -----------
                                                                    949,906
DEPOSITORY INSTITUTIONS (2.4%)
  Coast Federal (a)                                    1,000          6,594
  Golden State Bancorp, Inc. (a)                       5,500         24,922
  Golden West Financial Corporation                    2,800        256,725
  GreenPoint Financial Corporation                     4,400        154,550
  Old Kent Financial Corporation                       1,400         65,100
  Pacific Century Financial Corporation                2,700         65,812
  Providian Financial Corporation                        900         67,500
  The Chase Manhattan Corporation                      3,600        245,025
  UnionBanCal                                          1,000         34,125
                                                                -----------
                                                                    920,353
EATING & DRINKING PLACES (2.0%)
  Brinker International, Inc. (a)                     13,500        389,813
  Darden Restaurants, Inc.                            12,300        221,400
  Foodmaker, Inc. (a)                                  6,000        132,375
                                                                -----------
                                                                    743,588
ELECTRIC GAS & SANITARY SERVICE (8.1%)
  Allegheny Energy, Inc.                               1,000         34,500
  Ameren Corporation                                     800         34,150
  BEC Energy                                           4,300        177,106
  Baltimore Gas and Electric Company                   4,600        142,025
  Central & South West  Corporation                    6,500        178,344
  Consolidated Edison, Inc.                              700         37,012
  DTE Energy Company                                   7,700        330,137


                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
                                                      ---------     -----
ELECTRIC GAS & SANITARY SERVICE (CONTINUED)
  Edison International                                 9,200    $   256,450
  Energy East Corporation                              1,400         79,100
  Entergy Corporation                                  1,100         34,237
  FPL Group, Inc.                                      3,300        203,362
  Florida Progress Corporation                           800         35,850
  GPU, Inc.                                            6,800        300,475
  Gener S.A.                                           1,400         22,400
  Houston Industries, Inc.                             3,900        125,288
  IPALCO Enterprises, Inc.                             1,600         88,700
  MidAmerican Energy Holdings Co.                      2,700         72,563
  Minnesota Power, Inc.                                2,900        127,600
  Montana Power Company                                  700         39,594
  OGE Energy Corp                                      1,300         37,700
  PECO Energy Company                                  4,100        170,663
  PG&E Corporation                                     3,900        122,850
  PP&L Resources, Inc.                                 2,777         77,409
  Public Service Enterprise Group Corp., Inc.          2,300         92,000
  Unicom Corporation                                     900         34,706
  UtiliCorp United, Inc.                               3,400        124,738
  Westcoast Energy, Inc.                               3,600         71,550
                                                                -----------
                                                                  3,050,509
ELECTRICAL & ELECTRONIC MACHINERY (3.6%)
  AMP, Inc.                                            1,200         62,475
  American Power Conversion Corp. (a)                  1,400         67,769
  Flextronics International Ltd. (a)                     800         68,650
  Intel Corporation                                    2,600        308,181
  Lucent Technologies, Inc.                            1,400        154,000
  Maytag Corporation                                   1,000         62,250
  Nokia Oyj-Sponsored ADR                              2,600        313,137
  Sanmina Corporation (a)                              1,100         68,613
  Tellabs, Inc. (a)                                      900         61,706
  Whirlpool Corporation                                3,500        193,813
                                                                -----------
                                                                  1,360,594

FABRICATED METAL PRODUCTS (0.2%)
  Ball Corporation                                     1,400         64,050

FOOD & KINDRED PRODUCTS (2.8%)
  Adolph Coors Company                                 5,500        310,578
  Anheuser-Busch Companies, Inc.                       6,300        413,438
  Flowers Industries, Inc.                             6,400        153,200
  The Earthgrains Company                              6,300        194,906
                                                                -----------
                                                                  1,072,122
FURNITURE & FIXTURES (0.8%)
  Furniture Brands International, Inc. (a)            10,700        291,575

GENERAL BUILDING CONTRACTORS (1.7%)
  Centex Corporation                                  14,000        630,875

GENERAL MERCHANDISE STORES (3.6%)
  Dillard's, Inc.                                      5,900        167,413
  Dollar Tree Stores, Inc. (a)                         3,600        157,163
  Federated Department Stores, Inc. (a)               11,300        492,256
  Kmart Corporation (a)                               15,700        240,406
  Wal-Mart Stores, Inc.                                3,900        317,606
                                                                -----------
                                                                  1,374,844

                            Zweig Asset Allocation Portfolio

                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
                                                      ---------     -----
HEAVY CONSTRUCTION CONTRACTORS (0.6%)
  McDermott International, Inc.                        9,600    $   237,000

HOLDING & OTHER INVESTMENT OFFICES (2.3%)
  Apartment Investment & Management Co.                4,000        148,750
  CarrAmerica Realty Corporation                       4,800        115,200
  Duke Realty Investments, Inc.                        3,400         79,050
  Equity Office Properties Trust                       2,400         57,600
  FelCor Lodging Trust, Inc.                             200          4,612
  General Growth Properties                            1,600         60,600
  Kimco Realty Corporation                             3,800        150,813
  Liberty Property Trust                               7,300        179,763
  ProLogis Trust                                       2,700         56,025
                                                                -----------
                                                                    852,413
HOTELS & OTHER LODGING PLACES (0.1%)
  Sun International Hotels Ltd. (a)                    1,100         49,981

INDUSTRIAL MACHINERY & EQUIPMENT (2.6%)
  Adaptec, Inc. (a)                                    3,000         52,594
  Apple Computer (a)                                   5,800        237,619
  Dell Computer Corporation (a)                        3,500        256,266
  EMC Corporation (a)                                    700         59,500
  Ingersoll-Rand Company                               2,600        122,037
  Lexmark International Group, Inc. (a)                  700         70,350
  Network Appliance, Inc. (a)                          1,600         71,600
  Symbol Technologies, Inc.                            1,100         70,331
  YORK International Corporation                       1,400         57,137
                                                                -----------
                                                                    997,434
INSTRUMENTS & RELATED PRODUCTS (1.4%)
  Medtronic, Inc.                                      5,500        408,375
  Northrop Grumman Corporation                           800         58,500
  Waters Corporation (a)                                 700         61,075
                                                                -----------
                                                                    527,950
INSURANCE CARRIERS (7.1%)
  AFLAC, Inc.                                          1,500         66,000
  Ambac Financial Group, Inc.                          4,200        252,787
  CIGNA Corporation                                    3,200        247,400
  Conseco, Inc.                                        2,700         82,519
  Delphi Financial Group, Inc.                         3,262        171,051
  Everest Reinsurance Holdings, Inc.                   6,100        237,519
  Financial Security Assurance Holding Ltd.            1,200         65,100
  Fremont General Corporation                         15,000        371,250
  Liberty Financial Companies, Inc.                    4,800        129,600
  Loews Corporation                                    2,100        206,325
  MBIA, Inc.                                           2,300        150,794
  Old Republic International Corporation               8,850        199,125
  The Allstate Corporation                             6,100        235,612
  The PMI Group, Inc.                                  3,100        153,062
  The Progressive Corporation                            400         67,750
  UNUM Corporation                                     1,100         64,213
                                                                -----------
                                                                  2,700,107
METAL MINING (0.3%)
  Barrick Gold Corporation                             3,200         62,400
  Placer Dome, Inc.                                    4,300         49,450
                                                                -----------
                                                                    111,850
MISC. MANUFACTURING INDUSTRIES (0.9%)
  Tyco International Ltd.                              4,400        331,925


                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
                                                      ---------     -----
NONDEPSITORY INSTITUTIONS (1.9%)
  Countrywide Credit Industries, Inc.                  3,100    $   155,581
  Fannie Mae                                           3,400        251,600
  Freddie Mac                                          5,000        322,188
                                                                -----------
                                                                    729,369
PETROLEUM & COAL PRODUCTS (1.4%)
  Ashland, Inc.                                        4,000        193,500
  The Coastal Corporation                              9,800        342,388
                                                                -----------
                                                                    535,888
PRIMARY METAL INDUSTRIES (0.6%)
  Pohang Iron & Steel Company Ltd.                    10,900        183,938
  Reynolds Metals Company                              1,100         57,956
                                                                -----------
                                                                    241,894
PRINTING & PUBLISHING (0.7%)
  American Greetings Corporation                       3,700        151,931
  Deluxe Corporation                                   1,600         58,500
  Knight Ridder, Inc.                                  1,100         56,238
                                                                -----------
                                                                    266,669
RAILROAD TRANSPORTATION (1.2%)
  Burlington Northern Santa Fe Corp.                   5,900        199,125
  Canadian Pacific Ltd.                               12,600        237,825
                                                                -----------
                                                                    436,950
RETAIL-APPAREL & ACCESSORIES (3.2%)
  Ross Stores, Inc.                                   20,200        794,744
  The Gap, Inc.                                        6,000        337,500
  The TJX Companies, Inc.                              2,300         66,700
                                                                -----------
                                                                  1,198,944
RETAIL-BUILDING MATERIALS (1.5%)
  Lowe's Companies, Inc.                               6,400        327,600
  The Home Depot, Inc.                                 4,200        256,988
                                                                -----------
                                                                    584,588
RETAIL-MISCELLANEOUS (0.6%)
  CDW Computer Centers, Inc. (a)                         600         58,088
  Longs Drug Stores Corporation                        4,200        157,500
                                                                -----------
                                                                    215,588
RUBBER & MISC. PLASTICS PRODUCTS (0.7%)
  Armstrong World Industries, Inc.                       900         54,281
  Premark International, Inc.                          6,000        207,750
                                                                -----------
                                                                    262,031
SECURITY & COMMODITY (0.1%)
  A.G. Edwards, Inc.                                   1,350         50,287

SERVICES-AUTO REPAIR GARAGES (0.3%)
  Ryder System, Inc.                                   4,900        127,400

SERVICES-ENGINEERING ACCOUNTING (0.5%)
  Fluor Corporation                                    4,600        195,787

SERVICES-HEALTH SERVICES (0.2)
  Lincare Holdings, Inc. (a)                           1,800         72,956

STONE CLAY & GLASS PRODUCTS (2.9%)
  Hanson Plc                                           3,700        144,300
  Lafarge Corporation                                  4,000        162,000
  Lone Star Industries, Inc.                           1,900         69,944
  Southdown, Inc.                                      6,000        355,125
  USG Corporation                                      7,200        366,750
                                                                -----------
                                                                  1,098,119

                            Zweig Asset Allocation Portfolio

                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
                                                      ---------     -----
TEXTILE MILL PRODUCTS (0.9%)
  Mohawk Industries, Inc. (a)                          7,950    $   334,397

TRANSPORTATION BY AIR (6.7%)
  AMR Corporation (a)                                  9,800        581,875
  Airborne Freight Corporation                        18,700        674,369
  COMAIR Holdings, Inc.                                2,000         67,312
  Continental Airlines, Inc. (a)                       7,000        234,500
  Delta Air Lines, Inc.                                4,400        228,800
  KLM Royal Dutch Airlines NV                          9,334        280,020
  Southwest Airlines Company                          20,000        448,750
                                                                -----------
                                                                  2,515,626
TRANSPORTATION EQUIPMENT (7.6%)
  Brunswick Corporation                               13,200        326,700
  Cordant Technologies, Inc.                           6,800        255,000
  DaimlerChrysler AG                                       1             48
  Ford Motor Company                                  10,300        604,481
  General Dynamics Corporation                         1,000         58,625
  General Motors Corporation                             900         64,406
  Honda Motor Co., Ltd.                                  300         20,025
  Navistar International Corporation (a)              20,300        578,550
  PACCAR, Inc.                                        12,800        524,800
  Trinity Industries, Inc.                            11,300        435,050
                                                                -----------
                                                                  2,867,685
TRANSPORTATION SERVICES (0.7%)
  GATX Corporation                                     6,800        257,935

WATER TRANSPORTATION (0.6%)
  Royal Caribbean Cruises Ltd.                         6,200        229,400

WHOLESALE TRADE-DURABLE GOODS (0.2%)
  Crane Company                                        2,000         60,375

WHOLESALE TRADE-NONDURABLE GOODS (1.1%)
  Bergen Brunswig Corporation                          1,900         66,262
  Boise Cascade Corporation                            5,200        161,200
  SUPERVALU, Inc.                                      5,500        154,000
                                                                -----------
                                                                    381,462

TOTAL COMMON STOCKS (COSTS $28,404,278)                          31,610,944

                                                  PRINCIPAL
                                                   AMOUNT
                                                   ------
SHORT-TERM SECURITIES (16.4%)

U.S. GOVERNMENT AGENCY (14.9%)
  Federal Home Loan Mortgage Corporation
    Discount Note, 5.08%, due 1/14/1999           $1,970,000    $ 1,966,386
  Federal National Mortgage Association
    Discount Note, 5.06%, due 2/5/1999             3,700,000      3,681,798
                                                                -----------
                                                                  5,648,184
U.S. GOVERNMENT OBLIGATIONS (0.7%)
  U.S. Treasury Bills, 3.830% due 1/21/1999 (b)      150,000        149,681
  U.S. Treasury Bills, 3.850% due 1/21/1999 (b)       50,000         49,893
  U.S. Treasury Bills, 4.250% due 1/21/1999 (b)       50,000         49,882
                                                                -----------
                                                                    249,456
REPURCHASE AGREEMENT (0.8%)
State Street Bank, 3.50%, due 1/4/1999
(Dated 12/31/98, collateralized by U.S. Treasury     316,377        316,377
Note, 5.750%, due 4/3/2003, value $325,500)
                                                                -----------
TOTAL SHORT-TERM SECURITIES (Cost $6,214,017)                     6,214,017
                                                                -----------
                                                                -----------

SHORT-TERM SECURITIES (CONTINUED)                                  VALUE
                                                                   ------

TOTAL INVESTMENTS (100.0%) (Cost $34,618,295)                   $37,824,961
                                                                -----------
                                                                -----------
(a)  Non-income producing.

(b) Portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the security pledged amounted to $249,456.

FUTURES CONTRACTS
                             EXPIRATION    CONTRACT   UNREALIZED
                                DATE        AMOUNT       GAIN
                                ----        ------       ----
4 S&P 500
  Futures Contracts-Long     March 1999   $1,245,500   $51,244


OTHER INFORMATION:
  Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1998, aggregated $21,620,837 and $25,887,354, respectively. At December 31, 1998, net unrealized appreciation for tax purposes aggregated $3,206,666, of which $4,216,264 related to appreciated investment securities and $1,009,598 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                      Zweig Equity (Small Cap) Portfolio

                      Statement of Assets and Liabilities

                         December 31, 1998 (Unaudited)

ASSETS
   Investments in securities, at value (cost $12,259,003)--See accompanying schedule     $13,374,746
   Dividends, interest and other receivables                                                  13,426
   Receivable for investment securities sold                                                  10,520
   Receivable for capital shares sold                                                         25,352
                                                                                         -----------
      Total assets                                                                        13,424,044

LIABILITIES
   Cash overdraft                                                                              2,131
   Accounts payable and accrued expenses                                                       8,207
   Payable for repurchased capital stock                                                         112
                                                                                         -----------
      Total liabilities                                                                       10,450
                                                                                         -----------
NET ASSETS                                                                               $13,413,594
                                                                                         -----------
                                                                                         -----------
Net Assets consist of:
   Paid-in capital                                                                       $12,489,343
   Undistributed net investment income                                                        52,969
   Accumulated undistributed net realized loss on investments                               (244,461)
   Net unrealized appreciation on investment securities                                    1,115,743
                                                                                         -----------
NET ASSETS, for 1,089,585 shares outstanding                                             $13,413,594
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, offering and redemption price per share                                 $     12.31
                                                                                         -----------
                                                                                         -----------
                            Statement of Operations

                Six Months Ended December 31, 1998 (Unaudited)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $128)                                     $    79,631
   Interest                                                                                   77,805
                                                                                         -----------
      Total investment income                                                                157,436

EXPENSES
   Investment advisory and management fees                                                    70,047
   Custody and accounting fees                                                                25,483
   Professional fees                                                                           4,836
   Directors' fees and expenses                                                                2,469
   Other expenses                                                                              4,409
                                                                                         -----------
      Total expenses before reimbursement                                                    107,244
      Less: expense reimbursement                                                             (2,777)
                                                                                         -----------
      Net expenses                                                                           104,467
                                                                                         -----------
Net investment income                                                                         52,969

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
   Investment securities                                                                    (202,342)
   Futures contracts                                                                         (42,049)
                                                                                         -----------
      Net realized loss                                                                     (244,391)
Change in unrealized depreciation on investment securities                                (1,231,112)
                                                                                         -----------
Net loss on investments                                                                   (1,475,503)
                                                                                         -----------
Net decrease in net assets resulting from operations                                     $(1,422,534)
                                                                                         -----------
                                                                                         -----------

SEE ACCOMPANYING NOTES

                      Zweig Equity (Small Cap) Portfolio

                      Statement of Changes in Net Assets

                                                           SIX MONTHS ENDED
                                                             DECEMBER 31,
                                                                 1998             YEAR ENDED
                                                             (UNAUDITED)         JUNE 30, 1998
                                                          ------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                  $    52,969              $    34,791
   Net realized gain (loss) on investments                   (244,391)               3,021,050
   Change in net unrealized depreciation                   (1,231,112)                (316,405)
                                                          ------------------------------------
      Net increase (decrease) in net assets resulting from
         operations                                        (1,422,534)               2,739,436

Distributions to shareholders from:
   Net investment income                                      (34,791)                (103,886)
   Net realized gain                                       (3,046,182)                (473,364)
                                                          ------------------------------------
      Total distributions to shareholders                  (3,080,973)                (577,250)

Capital share transactions:
   Proceeds from sales of shares                            2,359,692                4,519,161
   Proceeds from reinvested distributions                   3,080,973                  577,250
   Cost of shares redeemed                                 (2,212,014)              (3,731,320)
                                                          ------------------------------------
      Net increase in net assets resulting from share
         transactions                                       3,228,651                1,365,091
                                                          ------------------------------------
Total increase (decrease) in net assets                    (1,274,856)               3,527,277

NET ASSETS
Beginning of period                                        14,688,450               11,161,173
                                                          ------------------------------------
End of period (including undistributed net investment
   income of $52,969 and $34,791, respectively)           $13,413,594              $14,688,450
                                                          ------------------------------------
                                                          ------------------------------------
OTHER INFORMATION
Shares:
   Sold                                                       143,687                  281,798
   Issued through reinvestment of distributions               257,325                   35,368
   Redeemed                                                  (147,183)                (233,008)
                                                          ------------------------------------
      Net increase                                            253,829                   84,158
                                                          ------------------------------------
                                                          ------------------------------------
SEE ACCOMPANYING NOTES

                       Zweig Equity (Small Cap) Portfolio

                              Financial Highlights

                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,               YEAR ENDED JUNE 30,
                                           1998       -------------------------------------------
                                       (UNAUDITED)      1998     1997     1996     1995     1994
                                       ----------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period      $17.58       $14.85   $13.61   $11.62   $10.65   $10.11
Income from investment operations:
   Net investment income                    0.05         0.04     0.16     0.11     0.17     0.15
   Net realized and unrealized
      gain (loss) on investments           (1.61)        3.48     2.41     2.04     0.93     0.50
                                       ----------------------------------------------------------
   Total from investment operations        (1.56)        3.52     2.57     2.15     1.10     0.65

Less distributions:
   From net investment income              (0.04)       (0.14)   (0.14)   (0.16)   (0.06)   (0.11)
   From net realized gain                  (3.67)       (0.65)   (1.19)      --    (0.07)      --
                                       ----------------------------------------------------------
   Total distributions                     (3.71)       (0.79)   (1.33)   (0.16)   (0.13)   (0.11)
                                       ----------------------------------------------------------
Net asset value, end of period            $12.31       $17.58   $14.85   $13.61   $11.62   $10.65
                                       ----------------------------------------------------------
                                       ----------------------------------------------------------
TOTAL RETURN                               (8.19%)(a)   23.72%   20.37%   18.69%   10.39%    6.53%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands) $13,379      $14,688  $11,161  $11,698   $8,034   $7,591
Ratio of expenses to average net assets     1.55%(b)     1.52%    1.55%    1.55%    1.55%    1.72%
Ratio of net investment income
   to average net assets                    0.79%(b)     0.26%    0.97%    1.06%    1.54%    1.75%
Ratio of expenses to average net assets
   before voluntary expense reimbursement   1.59%(b)     1.56%    1.82%    1.83%    1.59%    2.14%
Ratio of net investment income to
   average net assets before voluntary
   expense reimbursement                    0.75%(b)     0.22%    0.70%    0.78%    1.50%    1.32%
Portfolio turnover rate                       40%(a)      113%      59%     101%      67%     249%

(a)  Not annualized.

(b)  Annualized.

                        Zweig Equity (Small Cap) Portfolio

                              Schedule of Investments

                                 December 31, 1998

                                                    NUMBER
COMMON STOCKS (86.7%)                              OF SHARES      VALUE
                                                   ---------      -----
AGRICULTURAL SERVICES (0.1%)
  Veterinary Centers of America, Inc. (a)             700       $ 13,978

APPAREL & OTHER FINISHED PRODUCTS (0.7%)
  Kellwood Company                                    500         12,500
  Nautica Enterprises, Inc. (a)                     1,600         23,850
  Oshkosh B'Gosh, Inc.                                900         18,169
  Phillips-Van Heusen Corporation                   1,900         13,656
  Pillowtex Corporation                             1,200         32,100
                                                                --------
                                                                 100,275
BASIC CHEMICAL PLASTICS & SYNTHETICS (1.6%)
  A. Schulman, Inc.                                 1,300         29,372
  Albemarle Corporation                             2,300         54,625
  Ethyl Corporation                                 3,800         22,088
  International Specialty Projects, Inc. (a)        4,500         61,031
  Methanex Corporation (a)                            900          4,584
  Roberts Pharmaceutical Corporation (a)            1,200         26,100
  W.R. Grace & Co. (a)                              1,400         21,963
                                                                --------
                                                                 219,763
BUSINESS SERVICES (4.2%)
  ADVO, Inc. (a)                                    1,100         29,013
  Affiliated Computer Services, Inc. (a)              700         31,500
  American Management Systems, Inc. (a)               600         24,038
  Avant! Corporation (a)                            1,800         28,683
  Boole & Babbage, Inc. (a)                           900         26,438
  Check Point Software Technologies Ltd. (a)          700         32,000
  Computer Horizons Corporation (a)                 1,200         31,875
  Computer Task Group, Inc.                         1,400         37,975
  Electro Rent Corporation (a)                      1,900         30,519
  GTECH Holdings Corporation (a)                    1,100         28,188
  Interim Services Inc. (a)                         1,900         44,413
  MAPICS, Inc.(a)                                   1,700         28,369
  Mercury Interactive Corporation (a)                 500         31,598
  New Dimension Software Ltd. (a)                     200          9,681
  Orbotech Ltd. (a)                                   600         28,294
  Personnel Group of America, Inc. (a)              1,500         26,250
  Platinum Software Corporation (a)                   400          5,100
  Renters Services, Inc. (a)                        1,000         15,688
  Romac International, Inc. (a)                     1,100         24,406
  Symantec Corporation (a)                          2,400         52,050
                                                                --------
                                                                 566,078
DEPOSITORY INSTITUTIONS (3.1%)
  Anchor Bancorp Wisconsin, Inc.                      400          9,450
  BancWest Corporation                                600         28,800
  CVB Financial Corporation                             3             74
  Carolina First Corporation                          400         10,125
  Coast Federal (a)                                   300          1,978
  Dime Community Bancshares                           600         12,469
  First Republic Bank (a)                             200          5,013
  FirstFed Financial Corporation (a)                3,100         55,410
  Flagstar Bancorp, Inc.                            1,300         34,694
  GBC Bancorp                                       1,200         30,788
  Harbor Florida Bancorp, Inc.                      1,400         15,706
  MAF Bancorp, Inc.                                 1,275         33,708
  Mid-America Bancorp                                 206          5,588
  NBT Bancorp, Inc.                                   315          7,403
  Oriental Financial Group, Inc.                      600         18,788

                                                    NUMBER
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
                                                  ---------       -----
DEPOSITORY INSTITUTIONS (CONTINUED)
  PFF Bancorp, Inc.(a)                                800       $ 12,650
  Pacific Century Financial Corporation             1,200         29,250
  Republic Bancorp Inc.                             2,625         35,930
  Roslyn Bancorp, Inc.                              1,500         32,109
  Sterling Bancorp                                  1,400         31,938
  T R Financial Corporation                         3,300        129,628
                                                                --------
                                                                 541,499
EATING & DRINKING PLACES (2.5%)
  Bob Evans Farms, Inc.                               900         23,428
  Brinker International, Inc. (a)                   1,400         40,425
  CEC Entertainment, Inc. (a)                       2,800         77,700
  Foodmaker, Inc. (a)                               4,200         92,663
  Ruby Tuesday, Inc.                                2,500         53,124
  Ryan's Family Steak Houses, Inc. (a)              1,700         21,144
  Sonic Corporation (a)                               900         21,600
                                                                --------
                                                                 330,084
ELECTRIC GAS & SANITARY SERVICES (3.6%)
  Aqua Alliance, Inc. (a)                           5,400         11,138
  Calpine Corporation (a)                           1,200         30,300
  El Paso Electric Company (a)                      7,100         62,125
  Empire District Electric Company                  1,200         29,700
  Hawaiian Electric Industries, Inc.                  600         24,150
  MDU Resources Group, Inc.                         1,700         44,730
  Minnesota Power, Inc.                             1,500         66,000
  Public Service Company of New Mexico              1,500         30,656
  Rochester Gas & Electric Corporation              1,800         56,250
  Sierra Pacific Resources                          1,400         53,200
  Southwest Gas Corporation                         2,000         53,750
  TNP Enterprises, Inc.                               500         18,969
                                                                --------
                                                                 480,968
ELECTRICAL & ELECTRONICS MACHINERY (3.3%)
  C&D Technologies, Inc.                            1,400         38,500
  CTS Corporation                                   1,700         73,950
  Cable Design Technologies Corporation (a)         1,700         31,450
  Flextronics International Ltd. (a)                  300         25,744
  Genlyte Group, Inc. (a)                           3,000         56,719
  Kuhlman Corporation                               1,400         53,025
  Level One Communications, Inc. (a)                  600         21,319
  Moog, Inc. (a)                                      500         19,563
  Standard Motor Products                             800         19,400
  Tekelec (a)                                       1,900         31,528
  Thomas Industries, Inc.                           2,150         42,194
  Triumph Group, Inc. (a)                             900         28,800
                                                                --------
                                                                 442,192
FABRICATED METAL PRODUCTS (2.0%)
  Ball Corporation                                  1,500         68,625
  Mark IV Industries, Inc.                          1,400         18,200
  NCI Building Systems, Inc. (a)                    1,900         53,438
  Nortek, Inc. (a)                                  1,000         27,625
  The Shaw Group, Inc. (a)                            700          5,600
  Tower Automotive, Inc. (a)                        2,300         57,355
  United Dominion Industries Limited                1,600         32,600
                                                                --------
                                                                 263,443
FISHING, HUNTING & TRAPPING (0.1%)
  Zapata Corporation                                  800          9,800

                                       20

                        Zweig Equity (Small Cap) Portfolio

                                                    NUMBER
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
                                                  ---------       -----
FOOD & KINDRED PRODUCTS (1.6%)
  Canandaigua Brands, Inc. (a)                      1,400       $ 80,938
  Imperial Holly Corporation                            1              5
  Smithfield Foods, Inc. (a)                          800         27,100
  The Earthgrains Company                           2,400         74,250
  The Robert Mondavi Corporation (a)                  700         28,656
                                                                --------
                                                                 210,949
FURNITURE & FIXTURES (1.3%)
  BE Aerospace, Inc.(a)                             1,000         20,969
  Furniture Brands International, Inc. (a)          3,400         92,650
  Knoll, Inc. (a)                                   1,000         29,625
  La-Z-Boy, Inc.                                    1,500         26,719
                                                                --------
                                                                 169,963
GENERAL BUILDING CONTRACTORS (3.8%)
  American Homestar Corporation (a)                 1,600         24,100
  Crossman Communities, Inc. (a)                      600         16,575
  D.R. Horton, Inc.                                 2,400         55,200
  Del Webb Corporation                              1,500         41,344
  Fairfield Communities, Inc. (a)                   1,200         13,275
  Kaufman & Broad Home Corporation                  2,100         60,375
  M.D.C. Holdings, Inc.                             1,000         21,375
  McGrath Rentcorp                                    400          8,700
  NVR, Inc. (a)                                       700         33,380
  Pulte Corporation                                 2,000         55,625
  Standard Pacific Corp.                            3,300         46,613
  The Ryland Group, Inc.                            1,400         40,425
  Toll Brothers, Inc. (a)                           2,200         49,638
  U.S. Home Corporation (a)                         1,100         36,575
                                                                --------
                                                                 503,200
GENERAL MERCHANDISE STORES (0.8%)
  Ames Department Stores, Inc. (a)                  3,800        102,363
  The Neiman Marcus Groups, Inc. (a)                  300          7,481
                                                                --------
                                                                 109,844
HEAVY CONSTRUCTION CONTRACTORS (0.5%)
  McDermott International, Inc.                     1,200         29,625
  Morrison Knudsen Corporation (a)                  2,100         20,475
                                                                --------
                                                                  50,100
HOLDING & OTHER INVESTMENTS OFFICES (4.8%)
  Apartment Investment & Management Co.               800         29,750
  Bradley Real Estates, Inc.                        1,200         24,600
  Brandywine Realty Trust                           1,400         25,025
  CBL & Associates Properties, Inc.                 1,300         33,555
  CarrAmerica Realty Corporation                    1,100         26,400
  Developers Diversified Realty Corporation         1,000         17,750
  Elron Electronic Industries Ltd.                  1,600         25,250
  Equity Inns, Inc.                                 4,000         38,500
  Essex Property Trust, Inc.                        1,100         32,725
  Felcor Lodging Trust, Inc.                        1,685         38,860
  General Growth Properties                         1,300         49,238
  Glenbourough Realty Trust, Inc.                     700         14,263
  Health Care REIT, Inc.                            1,000         25,875
  Highwoods Properties, Inc.                          900         23,175
  Innkeepers USA Trust                              1,700         20,081
  Irvine Apartment Communities, Inc.                  800         25,500
  Liberty Property Trust                            1,800         44,325
  MGI Properties, Inc.                                700         19,556
  Pacific Gulf Properties, Inc.                     1,000         20,063
  Pan Pacific Retail Properties, Inc.                 800         15,950
  Prentiss Properties Trust                         1,100         24,544
  RFS Hotel Investors, Inc.                         2,900         35,525
  Reckson Associates Realty Corporation             1,200         26,625

                                                    NUMBER
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
                                                  ---------       -----
HOLDING & OTHER INVESTMENT OFFICES(CONTINUED)
  Sunstone Hotel Investors, Inc.                      500       $  4,719
                                                                --------
                                                                 641,854
HOTELS & OTHER LODGING (0.5%)
  Harveys Casino Resorts                              800         22,150
  Prime Hospitality Corporation (a)                 1,300         13,731
  Sun International Hotels Ltd. (a)                   800         36,350
                                                                --------
                                                                  72,231
INDUSTRIAL MACHINERY & EQUIPMENT (4.5%)
  Ampco-Pittsburgh Corporation                      1,200         13,050
  Astec Industries, Inc. (a)                          500         27,812
  Briggs & Stratton Corporation                       500         24,938
  Chart Industries, Inc.                              900          6,863
  Cirrus Logis, Inc. (a)                            2,300         22,497
  Gardner Denver, Inc. (a)                          3,650         53,838
  Gleason Corporation                               2,100         38,063
  International Comfort Products Corporation (a)    1,300         10,400
  Lincoln Electric Holdings                           200          4,488
  Lufkin Industries, Inc.                             400          7,400
  Mestek, Inc. (a)                                    700         14,000
  Modine Manufacturing Company                        400         14,475
  Pentair, Inc.                                       200          7,963
  SPS Technologies, Inc. (a)                        2,000        113,250
  Schawk, Inc.                                      2,500         34,688
  Tecumseh Products Company                           300         13,931
  Terex Corporation (a)                             2,700         77,119
  The Manitowoc Company, Inc.                       1,850         82,090
  The Timken Company                                  600         11,325
  YORK International Corporation                      700         28,569
                                                                --------
                                                                 606,759
INSTRUMENTS & RELATED PRODUCTS (3.1%)
  Bacou USA, Inc. (a)                               1,600         34,400
  Canadian Marconi Company                          1,400         16,800
  Dionex Corporation                                  600         22,125
  Esterline Technologies Corporation (a)            3,100         67,425
  Fossil, Inc. (a)                                  2,050         58,680
  GenRad, Inc. (a)                                  1,500         23,625
  MTS Systems Corporation                             200          2,675
  Mine Safety Appliances Company                      600         40,800
  The Cooper Companies, Inc. (a)                    1,400         28,963
  VISX, Inc. (a)                                    1,300        113,791
  Watts Industries, Inc.-Class A                      700         11,638
                                                                --------
                                                                 420,922
INSURANCE CARRIERS (7.1%)
  Alfa Corporation                                  1,700         41,013
  American Annuity Group, Inc.                      3,520         80,960
  Amerin Corporation (a)                            1,100         26,881
  CMAC Investment Corporation                         800         36,750
  Chartwell Re Corporation                            300          7,125
  Commerce Group, Inc.                                900         31,894
  Delphi Financial Group, Inc.                      1,144         59,989
  Enhance Financial Services Group Inc.             2,500         75,000
  FBL Financial Group, Inc.                         1,700         41,225
  Fidelity National Financial, Inc.                 1,694         51,667
  Financial Security Assurance Holding Ltd.         1,000         54,250
  Fremont General Corporation                       2,800         69,300
  Land America Financial Group, Inc.                  800         44,650
  Liberty Financial Companies, Inc.                 2,700         72,900
  Medical Assurance, Inc.                             693         22,912
  NAC Re Corp.                                        200          9,388
  National Western Life Insurance Company (a)         300         35,175

                            Zweig Equity (Small Cap) Portfolio

                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
                                                      ---------     -----
INSURANCE CARRIERS (CONTINUED)
  Presidential Life Corporation                        2,000       $ 39,563
  Reliance Group Holdings, Inc.                        1,500         19,313
  RenaissanceRe Holdings Ltd.                            500         18,310
  State Auto Financial Corporation                       400          4,975
  Stewart Information Services Corporation               500         29,000
  Terra Nova (Bermuda) Holdings Limited                  500         12,625
  The PMI Group, Inc.                                    700         34,563
  Triad Guaranty Inc. (a)                              1,400         31,019
                                                                -----------
                                                                    950,447
LEATHER & LEATHER PRODUCTS (0.3%)
  The Timberland Company                                 400         18,225
  Weyco Group, Inc                                       600         15,375
                                                                -----------
                                                                     33,600
LIVESTOCK (0.8%)
  Michael Foods, Inc.                                  1,700         51,000
  Pilgrim's Pride Corporation                          2,800         55,825
                                                                -----------
                                                                    106,825
LUMBER & WOOD PRODUCTS (0.7%)
  Champion Enteprises, Inc. (a)                          900         24,638
  MacMillan Bloedel Ltd.                               1,400         13,820
  Premdor, Inc. (a)                                      900          8,948
  TJ International, Inc.                               1,600         41,100
                                                                -----------
                                                                     88,506
METAL MINING (0.5%)
  Echo Bay Mines Ltd. (a)                              9,200         16,100
  Stillwater Mining Company (a)                          700         28,700
                                                                -----------
                                                                     44,800
MINING QUARRYING OF NONMETAL (0.4%)
  Florida Rock Industries, Inc.                          200          6,200
  Sociedad Quimica y Minera de Chile SA.                 800         26,950
                                                                -----------
                                                                     33,150
MISC. MANUFACTURING INDUSTRIES (0.5%)
  NACCO Industries, Inc.                                 300         27,600
  Radica Games Ltd. (a)                                1,300         18,119
  Valmet Oyj                                             300          7,894
  Velcro Industries, N.V.                                100         14,825
                                                                -----------
                                                                     68,438
MOTION PICTURES (0.4%)
  Avid Technology, Inc. (a)                              500         11,719
  Hollywood Entertainment Corporation (a)              1,000         27,156
                                                                -----------
                                                                     38,875
NONCLASSIFIED ESTABLISHMENTS (0.2%)
  Cristalerias de Chile                                  600          7,875
  PetroFina SA                                           500          3,750
                                                                -----------
                                                                     11,625
NONDEPOSITORY INSTITUTIONS (2.1%)
  AmeriCredit Corporation (a)                          2,900         40,055
  Doral Financial Corporation                          4,300         96,213
  Healthcare Financial Partners, Inc.                    800         31,750
  Indymac Mortgage Holdings, Inc.                      1,000         10,563
  Resource Banchares Mortgage Group, Inc.              4,000         65,500
  Xtra Corporation                                       900         37,238
                                                                -----------
                                                                    281,319
OIL & GAS EXTRACTION (0.9%)
  Atwood Oceanics, Inc. (a)                              100          1,700
  Chesapeake Corporation                                 700         25,813
  Coflexip SA                                            300          9,750
  Domtar, Inc.                                           100            588
  Equitable Resources, Inc.                              700         20,388
  Pool Energy Services Company (a)                       700          7,569


                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
                                                      ---------     -----
OIL & GAS EXTRACTION (CONTINUED)
  SEACOR SMIT, Inc. (a)                                1,100    $    54,380
                                                                -----------
                                                                    120,188
PAPER & ALLIED PRODUCTS(0.3%)
  Shorewood Packaging Corporation (a)                  1,300         26,650
  Wausau-Mosinee Paper Corporation                         1             10
                                                                -----------
                                                                     26,660
PETROLEUM & COAL PRODUCTS (0.3%)
  Elcor Corporation                                      700         22,619

PRIMARY METAL PRODUCTS (3.1%)
  AFC Cable Systems, Inc. (a)                          1,400         46,987
  Ak Steel Holding Corporation                         1,500         35,250
  Bethlehem Steel Corporation (a)                      4,700         39,363
  Curtiss-Wright Corporation                             800         30,500
  Internet Corporation                                 2,800         36,574
  Precision Castparts Corporation                        800         35,400
  RTI International Metals, Inc. (a)                   2,300         32,200
  Roanoke Electric Steel Corporation                   1,350         19,448
  Superior TeleCom, Inc.                                 700         33,075
  Tredegar Industries, Inc.                            4,650        104,625
                                                                -----------
                                                                    413,422
PRINTING & PUBLISHING (1.4%)
  Big Flower Holdings, Inc. (a)                        1,100         24,269
  Consolidated Graphics (a)                              500         33,781
  Merrill Corporation                                  2,000         36,625
  New England Business Service, Inc.                     700         27,388
  Quebecor, Inc.                                         900         19,313
  Quebecor Printing, Inc.                                300          6,506
  World Color Press, Inc. (a)                          1,300         39,569
                                                                -----------
                                                                    189,451
RAILROAD TRANSPORTATION (0.2%)
  Florida East Coast Industries, Inc.                    400         14,075

REAL ESTATE (0.7%)
  Castle & Cooke, Inc. (a)                             1,000         14,750
  Catellus Development Corporation (a)                 1,800         25,762
  Price Enterprises, Inc.                              3,000         15,844
  Price Enterprises, Inc. Pfd. Ser. A                  1,200         16,650
  U.S. Restaurant Properties, Inc.                     1,100         26,744
                                                                -----------
                                                                     99,750
RETAIL-APPAREL & ACCESSORIES (1.1%)
  American Eagle Outfitters, Inc. (a)                    400         26,662
  Ann Taylor Stores Corporation (a)                    1,300         51,269
  The Buckle, Inc. (a)                                 1,650         39,600
  The Cato Corporation                                 3,100         30,516
                                                                -----------
                                                                    148,047
RETAIL-BUILDING MATERIALS HARDWARE (0.2%)
  Eagle Hardware & Garden, Inc. (a)                    1,000         32,500

RETAIL-FOOD STORES (0.1%)
  The Great Atlantic & Pacific Tea Co., Inc.             600         17,775

RETAIL-FURNITURE HOME FURNISH (1.1%)
  Inacom Corporation (a)                                 900         13,387
  Musicland Stores Corporation (a)                     3,800         56,763
  Trans World Entertainment Corporation (a)            4,000         76,125
                                                                -----------
                                                                    146,275
RETAIL-MISCELLANEOUS (0.9%)
  Fingerhut Companies, Inc.                            2,600         40,137
  Michaels Stores, Inc. (a)                            1,000         18,094
  Zale Corporation (a)                                 2,000         64,500
                                                                -----------
                                                                    122,731

                            Zweig Equity (Small Cap) Portfolio

                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
                                                      ---------     -----
RUBBER & MISC PLASTICS PRODUCTS (0.6%)
  First Brands Corporation                               600    $    23,663
  Spartech Corporation                                 2,400         52,800
                                                                -----------
                                                                     76,463
SECURITY & COMMODITY BROKERS (0.1%)
  Raymond James Financial, Inc.                          900         19,013

SERVICES AMUSEMENT EXCL MOTION (0.2%)
  Anchor Gaming (a)                                      500         28,281

SERVICES-AUTO REPAIR GARAGES(0.6%)
  Avis Rent A Car, Inc. (a)                            1,200         29,025
  Rollins Truck Leasing Corporation                    3,700         54,575
                                                                -----------
                                                                     83,600
SERVICES-ENGINEERING ACCOUNTING (0.7%)
  Jacobs Engineering Group, Inc. (a)                     700         28,525
  Sylvan Learning Systems, Inc. (a)                      800         24,425
  URS Corporation (a)                                  1,500         35,063
                                                                -----------
                                                                     88,013
SERVICES-HEALTH SERVICES (0.5%)
  Hooper Holmes, Inc.                                  1,200         34,800
  Universal Health Services, Inc. (a)                    500         25,938
                                                                -----------
                                                                     60,738
SPECIAL TRADE CONTRACTORS (0.2%)
  Dycom Industries, Inc. (a)                             500         28,563

STONE CLAY & GLASS PRODUCTS (1.8%)
  Centex Construction Products, Inc.                   2,900        117,813
  Lone Star Industries, Inc.                           3,200        117,800
                                                                -----------
                                                                    235,613
TEXTILE MILL PRODUCTS (0.5%)
  Burlington Industries, Inc. (a)                      1,800        19,800
  Chemfab Corporation (a)                                900        18,619
  Interface, Inc.                                      3,400        31,556
                                                                -----------
                                                                    69,975
TRANSIT & PASSENGER TRANSPORTATION (0.1%)
  Greyhound Lines, Inc. (a)                            2,600        15,438

TRANSPORTATION BY AIR (2.2%)
  Airborne Freight Corporation                         1,700        61,306
  Alaska Air Group, Inc. (a)                           2,000        88,500
  America West Holdings Corporation (a)                1,700        28,900
  Midwest Express Holdings, Inc. (a)                     350         9,209
  Sky West, Inc.                                       3,400       111,138
                                                                -----------
                                                                   299,053
TRANSPORTATION EQUIPMENT (5.9%)
  A.O. Smith Corporation                               1,050        25,790
  AAR Corporation                                      1,100        26,260
  Arvin Industries, Inc.                               2,000        83,372
  Avondale Industries, Inc. (a)                        2,800        81,288
  Coachmen Industries, Inc.                            1,900        49,875
  Cordant Technologies, Inc.                           1,700        63,750
  Fleetwood Enterprises, Inc.                          1,400        48,650
  MotivePower Industries, Inc. (a)                     2,600        83,688
  Navistar International Corporation (a)               2,500        71,250
  Polaris Industries, Inc.                               800        31,350
  Sequa Corporation (a)                                1,500        89,813
  Thor Industires, Inc.                                  400        10,200
  TransTechnology Corporation                            400         8,300
  Trinity Industries, Inc.                             1,100        42,350
  Varlen Corporation                                   1,850        42,608
  Winnebago Industries                                 2,200        33,275
                                                                -----------
                                                                   791,819
                                                       NUMBER
COMMON STOCKS (CONTINUED)                             OF SHARES     VALUE
                                                      ---------     -----
TRANSPORTATION SERVICES (0.3%)
  GATX Corporation                                     1,100    $    41,663

TRUCKING & WAREHOUSING (1.7%)
  J.B. Hunt Transport Services, Inc.                   1,700         39,047
  M.S. Carriers, Inc. (a)                              2,600         84,825
  US Freightways Corporation                           2,400         69,900
  Werner Enterprises, Inc.                             2,125         37,586
                                                                -----------
                                                                    231,358
WATER TRANSPORTATION (0.3%)
  Sea Containers, Ltd.                                 1,500         44,906

WHOLESALE TRADE-DURABLE GOODS (4.2%)
  Aviall, Inc. (a)                                     1,300         15,274
  Barnes Group, Inc.                                   2,300         67,563
  Borg-Warner Automotive, Inc.                           600         33,488
  CHS Electronics, Inc. (a)                            1,900         32,181
  HA-LO Industries, Inc. (a)                             800         30,100
  Hughes Supply, Inc.                                    200          5,850
  Insight Enterprises, Inc. (a)                        2,250        114,609
  Owens & Minor, Inc.                                  1,700         26,775
  Reliance Steel & Aluminum Co.                        2,150         59,394
  Simpson Manufacturing Co., Inc. (a)                    600         22,463
  Specialty Equipment Companies, Inc. (a)                500         13,531
  United Industrial Corporation                          500          4,906
                                                                -----------
                                                                    426,134
WHOLESALE TRADE-NONDURABLE (2.2%)
  Fresh Del Monte Produce, Inc. (a)                    1,500         32,531
  Handleman Company (a)                                2,500         35,156
  Myers Industries, Inc.                               1,500         42,938
  Stride Rite Corporation                              1,800         15,750
  United Stationers, Inc. (a)                          3,500         94,281
  Universal Corporation                                1,900         66,738
  Valhi, Inc.                                            800          9,100
                                                                -----------
                                                                    296,494
                                                                -----------
TOTAL COMMON STOCKS (Cost $10,486,361)                           11,602,104

                            Zweig Equity (Small Cap) Portfolio

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           ------        -----
SHORT-TERM SECURITIES (13.3%)

U.S. GOVERNMENT OBLIGATIONS (11.8%)
  U.S. Treasury Bill, 3.700%, due 1/14/1999 (b)          $  100,000    $    99,866
  Federal Home Loan Mtg. Disc notes, 5.080%,
   due 1/14/1999 (b)                                      1,280,000      1,277,652
  Federal Home Loan Mtg. Disc notes, 5.070%
   due 1/15/1999 (b)                                        200,000        199,606
                                                                       -----------
                                                                         1,577,124
REPURCHASE AGREEMENT (1.5%)
  State Street Bank, 3.50%, due 1/4/1999 (Dated
  12/31/1998, collateralized by U.S. Treasury
  Note, 5.250%, due 1/31/2001, value $200,850)              195,518        195,518
                                                                       -----------
TOTAL SHORT-TERM SECURITIES (Cost $1,772,642)                            1,772,642
                                                                       -----------
TOTAL INVESTMENTS (100.0% ) (Cost $12,259,003)                         $13,374,746
                                                                       -----------
                                                                       -----------

(a)  Non-income producing.

(b) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $1,577,124.

FUTURES CONTRACTS

                                        EXPIRATION         CONTRACT      UNREALIZED
                                           DATE             AMOUNT          GAIN
                                        ----------         --------      ----------
3 S&P 500
  Futures Contracts-Long                 3/20/1999         $734,325        $2,738

OTHER INFORMATION:
  Purchases and sales of securities, excluding short-term securities, for the six months ended December 31, 1998, aggregated $4,278,831 and $3,591,891, respectively. At December 31, 1998, net unrealized appreciation for tax purposes aggregated $1,115,743, of which $1,740,265 related to appreciated investment securities and $624,522 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                             The Legends Fund, Inc.

                         Notes to Financial Statements

                               December 31, 1998

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. As of December 31, 1998, the Fund had four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Scudder Kemper Value, Zweig Asset Allocation, and Zweig Equity (Small Cap). ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes shares of the Fund to a variable annuity separate account of both Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"). Integrity Capital Advisors, Inc. ("Integrity Capital Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") effective July 10, 1998.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity Capital Advisors, Integrity, National Integrity, and ARM Securities. ARM specializes in the growing asset accumulation business with particular emphasis on retirement savings and investment products. At December 31, 1998, ARM had approximately $9.9 billion of assets under management.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

                             The Legends Fund, Inc.

Short-term debt securities with remaining maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with remaining maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon and option contracts traded on a commodities exchange or board of trade are valued at the closing settlement price. Futures and option positions or any other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date net of brokerage fees, commissions and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the Portfolios except Zweig Asset Allocation, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex-dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, passive foreign investment companies, capital losses, and losses deferred due to wash sales.

                             The Legends Fund, Inc.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The face amount of the futures contracts shown in the Schedule of Investments reflects each contract's value at December 31, 1998.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk which arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Integrity Capital Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                             The Legends Fund, Inc.

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital Advisors, the Fund's investment adviser, has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Integrity Capital Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers.

Listed below are management and sub-advisory fees payable as a percentage of average net assets:


     PORTFOLIO                                     MANAGEMENT FEE   SUB-ADVISORY FEE
     -------------------------------------------------------------------------------
     Harris Bretall Sullivan & Smith Equity Growth      0.65%             0.40%
     Scudder Kemper Value                               0.65              0.40
     Zweig Asset Allocation                             0.90              0.65
     Zweig Equity (Small Cap)                           1.05              0.80

Under the Management Agreement, Integrity Capital Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Integrity Capital Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.5% of average net assets. Integrity Capital Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Certain officers and directors of the Fund are also officers of ARM, ARM Securities, Integrity Capital Advisors, Integrity, and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3. CAPITAL SHARES

At December 31, 1998, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At such date, four classes of shares authorized by the Board of Directors were being offered as follows:
55,000,000 shares each for Harris Bretall Sullivan & Smith Equity Growth, Scudder Kemper Value, Zweig Asset Allocation, and Zweig Equity (Small Cap).

At December 31, 1998, Integrity, through its variable annuity Separate Account II, and National Integrity, through its variable annuity Separate Account II, were the record owners of all the outstanding shares of the Fund.

                             The Legends Fund, Inc.

4.   SHAREHOLDER MEETINGS

On July 10, 1998, a Special Meeting of Shareholders of the Fund was held to consider: (1) approval of a new investment management agreement between the Fund and Integrity Capital Advisors; (2) approval of new sub-advisory agreements pertaining to (a) Harris Bretall Sullivan and Smith Equity Growth Portfolio, (b) Scudder Kemper Value Portfolio, (c) Zweig Asset Allocation Portfolio, and (d) Zweig Equity (Small Cap) Portfolio; and (3) approval of interim investment advisory agreements pertaining to (a) Harris Bretall Sullivan and Smith Equity Growth Portfolio, (b) Scudder Kemper Value Portfolio, (c) Zweig Asset Allocation Portfolio, and (d) Zweig Equity (Small
Cap) Portfolio. With respect to item (1), 6,806,221.482 shares voted for approval, 67,083.488 shares voted against approval, and 499,342.477 shares abstained. With respect to item (2)(a), 1,602,908.025 shares voted for approval, 9,942.933 shares voted against approval, and 171,452.143 shares abstained. With respect to item (2)(b), 1,924,209.620 shares voted for approval, 9,691.203 shares voted against approval, and 115,533.059 shares abstained. With respect to (2)(c), 2,544,605.829 shares voted for approval, 59,241.330 shares voted against approval, and 110,011.792 shares abstained. With respect to item (2)(d), 759,303.326 shares voted for approval, 3,356.386 shares voted against approval, and 62,391.800 shares abstained. With respect to item (3)(a), 1,614,127.405 shares voted for approval, 10,437.963 shares voted against approval, and 159,737.733 shares abstained. With respect to item (3)(b), 1,923,871.399 shares voted for approval, 12,073.474 shares voted against approval, and 113,489.009 shares abstained. With respect to item
(3)(c), 2,555,463.060 shares voted for approval, 40,690.083 shares voted against approval, and 117,705.807 shares abstained. With respect to item
(3)(d), 758,422.630 shares voted for approval, 3,356.386 shares voted against approval, and 63,272.496 shares abstained. Accordingly, all matters considered were approved.

On November 20, 1998, a Special Meeting of Shareholders of the Scudder Kemper Value Portfolio was held to consider approval of a new sub-advisory agreement relating to the portfolio. With respect to this proposal, 1,718,603.79 shares voted for approval, 56,075.25 shares voted against approval, and 309,441.919 shares abstained. Accordingly, the new sub-advisory agreement was approved.

THIS SEMI-ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY OR INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

           Principal offices located at:
[LOGO]-R-  515 West Market Street
           Louisville, Kentucky 40202                     Catalog #001728 (2/99)